Exceptional items (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€) item
Exceptional items
Past service credit		€ (9)	€ (39)
Exceptional items-cost of sales		6,406	5,236	€ 4,322
Total selling, general and administrative expense		402	416	318
Finance expense		582	615	527
Exceptional items-finance income			(78)
Total exceptional items		(19)	17	77
Repayment of principal amount outstanding		4,061	2,322	198
8.75% Senior Notes due 2020
Exceptional items
Repayment of principal amount outstanding				€ 180
Stated interest rate				8.75%
Exceptional items
Exceptional items
Exceptional items-cost of sales		85	15	€ 37
Transaction related costs - acquisition, integration and IPO		43
Total selling, general and administrative expense		43	116	44
Finance expense		123	165	13
Exceptional items-finance income			(78)
Total exceptional items		251	218	94
Exceptional items - cost of sales
Exceptional items
Exceptional impairment-property, plant and equipment		46	8
Restructuring costs		32	14	12
Start-up costs		7	5	27
Exceptional impairment-working capital				(2)
Non-cash inventory adjustment			9
Past service credit			(21)
Exceptional items-cost of sales		85	15	37
Exceptional items - SGA expenses
Exceptional items
Transaction related costs - acquisition, integration and IPO		43	114	41
Restructuring and other costs			2	3
Total selling, general and administrative expense		43	116	44
Acquisition and disposal costs				3
Exceptional items - finance expense
Exceptional items
Debt refinancing and settlement costs		109	140	13
Exceptional loss on derivative financial instruments		14	10
Interest payable on acquisition notes			15
Finance expense		123	165	13
Other finance costs				2
Exceptional items - finance expense | 8.75% Senior Notes due 2020
Exceptional items
Premium on redemption of debt				8
Accelerated amortization of deferred finance costs				3
Exceptional items - finance income
Exceptional items
Exceptional gain on derivative financial instruments			(78)
Exceptional items-finance income			(78)
Metal Packaging Europe | Exceptional items
Exceptional items
Restructuring costs				9
Metal Packaging Europe | Exceptional items - cost of sales
Exceptional items
Exceptional impairment-property, plant and equipment			5
Restructuring costs		32	7
Reversal of impairment of assets				2
Metal Packaging Americas and Glass Packaging North America | Exceptional items - cost of sales
Exceptional items
Start-up costs		7
Glass Packaging North America | Exceptional items
Exceptional items
Restructuring costs				5
Glass Packaging North America | Exceptional items - cost of sales
Exceptional items
Restructuring costs			4
Past service credit			21
Metal Packaging Americas | Exceptional items - cost of sales
Exceptional items
Exceptional impairment-property, plant and equipment			3
Restructuring costs			2
Start-up costs				€ 27
The number of plants incurring related start-up costs | item				2
Metal Packaging | Exceptional items - SGA expenses
Exceptional items
Transaction related costs - acquisition, integration and IPO				€ 38
Cross currency interest rate swaps (CCIRS)
Exceptional items
Contract value | $	$ 500
Cross currency interest rate swaps (CCIRS) | Exceptional items
Exceptional items
Exceptional loss on derivative financial instruments			(10)
Exceptional gain on derivative financial instruments			(78)
Cross currency interest rate swaps (CCIRS) | Exceptional items - finance expense
Exceptional items
Exceptional loss on derivative financial instruments		14
Cumulative losses recycled from other comprehensive income		11
Loss on hedge ineffectiveness			10
Cross currency interest rate swaps (CCIRS) | Exceptional items - finance income
Exceptional items
Exceptional gain on derivative financial instruments			(78)
Beverage Can | Exceptional items - finance expense
Exceptional items
Interest payable on acquisition notes			€ 15
Plant, machinery and other | Metal Packaging Europe and Glass Packaging North America | Exceptional items - cost of sales
Exceptional items
Exceptional impairment-property, plant and equipment		€ 46